Expense Example - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Initial Class
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894